CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 849	$ 1,115
Restricted cash	80	135
Accounts receivable, net	157	173
Amounts due from related parties, net	184	181
Other current assets	139	158
Total current assets	1,414	1,773
Non-current assets
Investments in associated companies	257	389
Drilling units	5,077	6,401
Restricted cash	91	107
Deferred tax assets	6	4
Equipment	20	23
Amounts due from related parties, net	382	523
Other non-current assets	44	59
Total non-current assets	5,877	7,506
Total assets	7,291	9,279
Current liabilities
Debt due within one year	420	343
Trade accounts payable	70	86
Amounts due to related parties - current	11	19
Other current liabilities	281	322
Total current liabilities	782	770
Non-current liabilities
Long-term debt	6,215	6,280
Long-term debt due to related parties	238	239
Deferred tax liabilities	12	12
Other non-current liabilities	116	128
Total non-current liabilities	6,581	6,659
Commitments and contingencies (See note 27)
Redeemable non-controlling interest	26	57
Equity
Common shares of par value $0.10 per share: 138,880,000 shares authorized and 100,329,887 issued at June 30, 2020 (Common shares of par value $0.10 per share: 138,880,000 shares authorized and 100,234,973 issued at December 31, 2019)	10	10
Additional paid-in capital	3,498	3,496
Accumulated other comprehensive loss	(35)	(13)
Retained loss	(3,709)	(1,851)
Total shareholders' equity	(236)	1,642
Non-controlling interest	138	151
Total equity	(98)	1,793
Total liabilities, redeemable non-controlling interest and equity	$ 7,291	$ 9,279